Derivative financial instruments - Narrative (Details)	Dec. 31, 2024 hedge	Dec. 31, 2024	Dec. 31, 2024 japaneseYenPerPound	Dec. 31, 2024 $ / lb	Dec. 31, 2024 $ / lb	Dec. 31, 2023 hedge	Dec. 31, 2023	Dec. 31, 2023 japaneseYenPerPound	Dec. 31, 2023 $ / lb	Dec. 31, 2023 $ / lb
Fair value hedges | Fixed interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	946					960
Average rate of hedging instrument		2.60%					2.60%
Fair value hedges | Fixed interest rate | Inflation risk
Disclosure of detailed information about financial instruments [line items]
Number of hedges	105					79
Average rate of hedging instrument		0.20%					1.10%
Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate of hedging instrument			149.87	1.27	1.94			147.80	1.25	0
Cash flow hedges | Foreign exchange derivatives | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Number of hedges	2					2
Cash flow hedges | Foreign exchange derivatives | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Number of hedges	11					8
Cash flow hedges | Foreign exchange derivatives | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Number of hedges	9					0